UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05642

Nuveen Multi-Market Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       June 30

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JMM

Nuveen Multi-Market Income Fund
Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	LONG-TERM INVESTMENTS – 140.2% (99.7% of Total Investments)

	CONVERTIBLE PREFERRED SECURITIES – 0.3% (0.2% of Total Investments)

	Banks – 0.3%

200	Bank of America Corporation	7.250%		BB+	$227,600
	Total Convertible Preferred Securities (cost $159,350)				227,600

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.5% (0.3% of Total Investments)

	Banks – 0.5%

16,830	Bank of America Corporation	4.000%		BB+	$359,826
	Total $25 Par (or similar) Retail Preferred (cost $279,946)				359,826

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 33.5% (23.8% of Total Investments)

	Aerospace & Defense – 0.5%

$250	DigitalGlobe Inc., 144A	5.250%	2/01/21	BB	$227,500
200	Triumph Group Inc.	4.875%	4/01/21	Ba3	181,480
450	Total Aerospace & Defense				408,980

	Automobiles – 0.2%

100	Ford Motor Company	7.450%	7/16/31	BBB	130,375

	Banks – 1.5%

500	Bank of America Corporation	5.000%	5/13/21	A	554,922
500	Citigroup Inc.	4.500%	1/14/22	A	547,658
1,000	Total Banks				1,102,580

	Capital Markets – 0.8%

500	Goldman Sachs Group, Inc.	5.750%	1/24/22	A	577,146

	Chemicals – 1.3%

100	Hexion Inc.	6.625%	4/15/20	B3	83,000
200	Huntsman International LLC	4.875%	11/15/20	B1	198,000
200	Momentive Performance Materials Inc., (3), (4)	8.875%	10/15/20	N/R	—
200	Momentive Performance Materials Inc.	3.880%	10/24/21	B	144,500
375	NOVA Chemicals Corporation, 144A	5.000%	5/01/25	BBB–	364,687
200	Platform Specialty Products Corporation, 144A	6.500%	2/01/22	B+	168,750
1,275	Total Chemicals				958,937

	Commercial Services & Supplies – 0.6%

200	ADS Waste Holdings Inc.	8.250%	10/01/20	CCC+	203,980
240	International Lease Finance Corporation	6.250%	5/15/19	BBB–	255,900
440	Total Commercial Services & Supplies				459,880

	Construction Materials – 0.5%

135	Norbord Inc., 144A	5.375%	12/01/20	Ba2	134,831
250	Norbord Inc., 144A	6.250%	4/15/23	Ba2	246,250
385	Total Construction Materials				381,081

	Consumer Finance – 0.3%

250	Covenant Surgical Partners Inc., 144A	8.750%	8/01/19	B–	240,000

Nuveen Investments	1

JMM	Nuveen Multi-Market Income Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Containers & Packaging – 0.3%

$250	Cascades Inc., 144A	5.500%	7/15/22	Ba3	$240,469

	Diversified Financial Services – 0.5%

200	James Hardie International Finance Limited, 144A	5.875%	2/15/23	BBB–	202,000
185	Nationstar Mortgage LLC Capital Corporation	7.875%	10/01/20	B+	177,137
385	Total Diversified Financial Services				379,137

	Diversified Telecommunication Services – 3.5%

300	AT&T, Inc.	3.800%	3/15/22	A–	316,302
235	CenturyLink Inc.	6.150%	9/15/19	BB+	243,812
250	CenturyLink Inc.	6.750%	12/01/23	BB+	243,125
200	CenturyLink Inc.	7.650%	3/15/42	BB+	165,000
250	Frontier Communications Corporation	8.500%	4/15/20	BB	256,562
250	GCI Inc.	6.875%	4/15/25	BB–	255,000
100	IntelSat Jackson Holdings	7.500%	4/01/21	CCC	63,500
200	Level 3 Financing Inc., 144A	5.250%	3/15/26	BB	201,500
200	Neptune Finco Corporation, 144A	10.875%	10/15/25	B2	218,500
250	Qualitytech LP/QTS Finance Corp.	5.875%	8/01/22	BB–	255,000
390	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	389,647
2,625	Total Diversified Telecommunication Services				2,607,948

	Electric Utilities – 0.4%

300	Intergen NV, 144A	7.000%	6/30/23	B+	204,750
100	Talen Energy Supply LLC	6.500%	6/01/25	B+	83,000
400	Total Electric Utilities				287,750

	Energy Equipment & Services – 0.3%

150	Compressco Partners LP / Compressco Finance Corporation	7.250%	8/15/22	B–	104,625
165	Ensco PLC	4.700%	3/15/21	BBB	114,823
315	Total Energy Equipment & Services				219,448

	Food Products – 0.4%

200	Pilgrim’s Pride Corporation, 144A	5.750%	3/15/25	BB+	200,750
100	Pinnacle Foods Inc., 144A	5.875%	1/15/24	B+	104,250
300	Total Food Products				305,000

	Gas Utilities – 0.8%

175	AmeriGas Finance LLC	7.000%	5/20/22	Ba2	179,375
300	Ferrellgas LP	6.750%	1/15/22	B+	266,250
150	Suburban Propane Partners LP	5.750%	3/01/25	BB–	143,250
625	Total Gas Utilities				588,875

	Health Care Equipment & Supplies – 0.4%

350	Tenet Healthcare Corporation	6.875%	11/15/31	B3	282,188

	Health Care Providers & Services – 2.0%

300	Acadia Healthcare	5.625%	2/15/23	B	305,250
300	Community Health Systems, Inc.	6.875%	2/01/22	B+	270,750
300	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	295,875
275	Kindred Healthcare Inc.	6.375%	4/15/22	B2	247,844
400	Select Medical Corporation	6.375%	6/01/21	B–	378,000
1,575	Total Health Care Providers & Services				1,497,719

	Hotels, Restaurants & Leisure – 0.3%

200	Wynn Macau Limited, 144A	5.250%	10/15/21	BB	188,500

	Household Durables – 1.3%

250	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	BB–	238,750
250	KB Home	7.000%	12/15/21	B+	250,000

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Household Durables (continued)

$250	PulteGroup Inc.	4.250%	3/01/21	BBB–	$253,750
200	William Lyon Homes Incorporated	8.500%	11/15/20	B–	205,217
950	Total Household Durables				947,717

	Independent Power & Renewable Electricity Producers – 0.5%

255	GenOn Energy Inc.	9.500%	10/15/18	B–	186,150
200	NRG Energy Inc.	6.625%	3/15/23	BB–	186,562
455	Total Independent Power & Renewable Electricity Producers				372,712

	Insurance – 0.2%

190	Genworth Holdings Inc.	4.800%	2/15/24	Ba3	139,175

	Internet Software & Services – 0.4%

300	Earthlink Inc.	7.375%	6/01/20	Ba3	310,500

	IT Services – 0.5%

350	Zayo Group LLC / Zayo Capital Inc.	6.000%	4/01/23	B–	349,342

	Machinery – 0.2%

200	BlueLine Rental Finance Corporation, 144A	7.000%	2/01/19	B+	184,250

	Marine – 0.1%

85	Navios South American Logistics Inc., Finance US Inc., 144A	7.250%	5/01/22	B2	54,825

	Media – 2.4%

200	Altice S.A, 144A	7.750%	5/15/22	B	196,816
300	CCO Safari II LLC, 144A	4.908%	7/23/25	BBB–	316,562
250	CSC Holdings Inc.	8.625%	2/15/19	BB	275,000
200	Dish DBS Corporation	5.125%	5/01/20	BB–	198,500
200	Quebecor Media Inc.	5.750%	1/15/23	B+	206,000
250	Tribune Media Company, 144A	5.875%	7/15/22	BB–	243,750
350	WMG Acquisition Group, 144A	6.000%	1/15/21	B1	357,875
1,750	Total Media				1,794,503

	Metals & Mining – 2.3%

120	Alcoa Inc.	5.400%	4/15/21	BBB–	121,913
175	Allegheny Technologies Inc.	5.950%	1/15/21	B+	146,125
200	Anglogold Holdings PLC	5.125%	8/01/22	Baa3	187,962
300	Eldorado Gold Corporation, 144A	6.125%	12/15/20	BB	273,750
200	FMG Resources, 144A	9.750%	3/01/22	BBB–	199,500
500	Freeport McMoRan, Inc.	3.550%	3/01/22	BBB–	348,750
200	Lundin Mining Corporation, 144A	7.500%	11/01/20	BB–	192,250
300	Vale Overseas Limited	4.375%	1/11/22	BBB	255,717
1,995	Total Metals & Mining				1,725,967

	Multiline Retail – 0.3%

200	J.C. Penney Company Inc.	8.125%	10/01/19	B	205,500

	Oil, Gas & Consumable Fuels – 3.3%

200	Calumet Specialty Products	7.625%	1/15/22	B	138,000
150	Energy Transfer Equity LP	5.500%	6/01/27	BB+	119,625
150	EnLink Midstream Partners LP	4.400%	4/01/24	BBB–	120,512
100	EV Energy Partners LP / EV Energy Finance Corporation	8.000%	4/15/19	CCC	25,000
200	Genesis Energy LP	5.750%	2/15/21	B+	181,500
245	Gibson Energy, 144A	6.750%	7/15/21	BB	225,400
150	Hess Corporation	8.125%	2/15/19	BBB	164,405
250	NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB–	151,250
350	Northern Tier Energy LLC	7.125%	11/15/20	BB–	343,000
175	Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B	117,687

Nuveen Investments	3

JMM	Nuveen Multi-Market Income Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$190	SM Energy Company	5.000%	1/15/24	B+	$130,625
250	Targa Resources Inc.	5.000%	1/15/18		249,375
500	Transocean Inc.	4.300%	10/15/22	BB+	276,250
300	Western Refining Inc.	6.250%	4/01/21	B+	264,000
3,210	Total Oil, Gas & Consumable Fuels				2,506,629

	Paper & Forest Products – 1.0%

250	Domtar Corporation	4.400%	4/01/22	BBB–	256,486
200	Mercer International Inc.	7.750%	12/01/22	B+	199,250
200	Millar Western Forest Products Ltd	8.500%	4/01/21	B–	84,000
375	Resolute Forest Products	5.875%	5/15/23	BB–	253,125
1,025	Total Paper & Forest Products				792,861

	Personal Products – 0.3%

250	Albea Beauty Holdings SA, 144A	8.375%	11/01/19	B	263,125

	Real Estate Investment Trust – 1.5%

300	CommomWealth REIT	5.875%	9/15/20	BBB–	326,458
250	iStar Inc.	7.125%	2/15/18	B+	253,125
200	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	5.250%	12/01/21	B	206,500
320	Vereit Operating Partner	3.000%	2/06/19	BB+	314,362
1,070	Total Real Estate Investment Trust				1,100,445

	Real Estate Management & Development – 0.7%

250	Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB–	244,375
350	Mattamy Group Corporation, 144A	6.500%	11/15/20	BB	315,000
600	Total Real Estate Management & Development				559,375

	Road & Rail – 0.6%

200	Avis Budget Car Rental, 144A	6.375%	4/01/24	B+	200,000
300	Watco Companies LLC Finance, 144A	6.375%	4/01/23	B	292,500
500	Total Road & Rail				492,500

	Software – 1.4%

1,000	Computer Sciences Corporation	4.450%	9/15/22	BBB	1,023,370

	Specialty Retail – 0.3%

230	L Brands, Inc.	6.875%	11/01/35	BB+	249,596

	Technology Hardware, Storage & Peripherals – 0.2%

175	NCR Corporation	4.625%	2/15/21	BB	174,125

	Textiles, Apparel & Luxury Goods – 0.3%

225	Levi Strauss & Company	5.000%	5/01/25	BB	227,250

	Thrifts & Mortgage Finance – 0.3%

250	Radian Group Inc.	7.000%	3/15/21	BB–	258,875

	Wireless Telecommunication Services – 0.8%

200	Digicel Limited, 144A	6.000%	4/15/21	B1	179,000
275	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	260,562
200	Sprint Corporation	7.250%	9/15/21	B+	152,750
675	Total Wireless Telecommunication Services				592,312
$27,110	Total Corporate Bonds (cost $26,756,932)				25,180,967

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.7% (0.5% of Total Investments)

	Banks – 0.4%

$100	Lloyd’s Banking Group PLC	7.500%	N/A (5)	BB+	$98,990
200	Societe Generale, 144A	7.875%	N/A (5)	BB+	186,494
	Total Banks				285,484

	Insurance – 0.3%

225	Sirius International Group Limited, 144A	7.506%	N/A (5)	BBB–	222,187
	Total $1,000 Par (or similar) Institutional Preferred (cost $511,507)				507,671

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 104.4% (74.3% of Total Investments)

$500	321 Henderson Receivables LLC, Series 2012-1A, 144A	7.140%	2/15/67	A3	$594,070
404	321 Henderson Receivables LLC., Series 2010-1A, 144A	9.310%	7/15/61	Aa2	503,398
500	321 Henderson Receivables Trust Series 2012-2A, 144A	6.770%	10/17/61	Baa1	581,301
370	ACE Securities Corporation, Manufactured Housing Trust Series 2003-MH1, 144A	6.500%	8/15/30	AA	404,272
750	American Homes 4 Rent, Series 2015-SFR2, 144A	5.036%	10/17/45	Baa2	725,983
1,744	American Homes 4 Rent, Series 2015-SFR2, 144A	0.000%	10/17/45	N/R	2
405	AmeriCold LLC Trust, Series 2010, 144A	6.811%	1/14/29	A+	452,251
220	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/15/48	BBB–	155,373
152	Bank of America Funding Trust, Mortgage Pass-Through Certificates, Series 2007-4	5.500%	6/25/37	C	32,058
433	Bank of America Funding Trust, Series 2003-3	4.750%	10/25/18	AA+	434,910
384	Barclays BCAP LLC Trust, Resecuritized Series 2009-RR14, 144A	6.000%	5/26/37	BBB	399,617
500	Barclays Commercial Mortgage, Mortgage Pass-Through Certificates, Series 2015-STP, 144A	4.284%	9/10/28	BBB–	489,947
151	Bayview Financial Acquisition Trust 2003-AA, 144A	6.072%	2/25/33	AA	151,365
178	Bayview Financial Acquisition Trust Series 2006C	5.852%	11/28/36	CCC	173,369
180	Bayview Financial Acquisition Trust, Series 2006-C	5.638%	11/28/36	Ba1	179,221
250	Bayview Financial Acquisition Trust, Series 2006-D	5.932%	12/28/36	A2	242,262
86	Bayview Financial Acquisition Trust, Series 2006-D	5.660%	12/28/36	Aaa	85,805
142	Bayview Financial Acquisition Trust, Series 2007-A	6.205%	5/28/37	AA+	148,610
738	Bayview Financial Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2005-D	5.500%	12/28/35	BB+	727,629
133	Bayview Financial Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2006-A	5.704%	2/28/41	AAA	150,984
500	CAM Mortgage Trust 2015-1, 144A	4.750%	7/15/64	N/R	497,270
500	CarFinance Capital Auto Trust, Automobile Receivables-Backed Notes, Series 2013-1, 144A	3.450%	3/15/19	Aa3	504,161
228	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-3	4.660%	3/25/33	BBB–	233,374
500	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-CD3	5.688%	10/15/48	B–	299,689
275	Commercial Mortgage Pass-Through Certificates 2015-CR22	4.127%	3/10/48	A–	262,800
210	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26	4.495%	9/10/25	A–	188,879
274	Countrywide Alternative Loan Trust 2005-86CB A10	5.500%	2/25/36	Caa3	244,124
205	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-J2	6.500%	3/25/34	A+	212,202
248	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-47CB	5.500%	10/25/35	Caa3	222,783
842	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-6 A4	5.750%	4/25/47	Ca	728,395
275	Countrywide Asset Backed Certificates, Series 2007-4 A2	5.340%	4/25/47	Caa1	306,579
661	Credit Suisse Commercial Mortgage Trust 2009-3R, 144A	6.000%	1/27/37	A	675,965
372	Credit Suisse CSMC Mortgage-Backed Trust, Pass-Through Certificates, Series 2006-7	6.000%	8/25/36	Caa3	314,719
639	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-8	6.179%	4/25/33	A	632,924
663	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2005-11 6A7	6.000%	12/25/35	D	155,206

Nuveen Investments	5

JMM	Nuveen Multi-Market Income Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$383		Credit Suisse First Boston Mortgage Securities, Home Equity Mortgage Pass-Through Certificates, Series 2004-6	5.821%	4/25/35	B1	$388,556
1,032		Credit-Based Asset Servicing and Securitization Pool 2007-SP1, 144A	6.020%	12/25/37	A+	1,076,286
12		Fannie Mae Mortgage Pool, (6)	7.000%	7/01/17	Aaa	12,322
29		Fannie Mae Mortgage Pool, (6)	5.000%	11/01/18	Aaa	30,288
62		Fannie Mae Mortgage Pool, (6)	5.000%	2/01/21	Aaa	65,230
1,407		Fannie Mae Mortgage Pool, (6)	3.500%	12/01/26	Aaa	1,487,909
1,340		Fannie Mae Mortgage Pool, (6)	3.500%	1/01/27	Aaa	1,417,974
—	(7)	Fannie Mae Mortgage Pool	3.198%	7/01/27	Aaa	200
57		Fannie Mae Mortgage Pool, (6)	6.000%	5/01/29	Aaa	65,034
27		Fannie Mae Mortgage Pool, (6)	7.000%	9/01/31	Aaa	31,149
35		Fannie Mae Mortgage Pool, (6)	5.500%	6/01/33	Aaa	39,316
97		Fannie Mae Mortgage Pool, (6)	6.000%	1/01/34	Aaa	110,044
180		Fannie Mae Mortgage Pool, (6)	5.500%	2/01/34	Aaa	204,842
132		Fannie Mae Mortgage Pool, (6)	6.000%	3/01/34	Aaa	148,213
114		Fannie Mae Mortgage Pool, (6)	6.000%	1/01/35	Aaa	130,723
83		Fannie Mae Mortgage Pool, (6)	5.000%	7/01/35	Aaa	91,592
43		Fannie Mae Mortgage Pool, (6)	5.500%	3/01/36	Aaa	48,421
128		Fannie Mae Mortgage Pool, (6)	6.000%	6/01/36	Aaa	145,384
134		Fannie Mae Mortgage Pool, (6)	5.500%	4/01/37	Aaa	151,198
171		Fannie Mae Mortgage Pool, (6)	5.000%	6/01/37	Aaa	189,333
132		Fannie Mae Mortgage Pool, (6)	5.500%	6/01/38	Aaa	148,794
2,298		Fannie Mae Mortgage Pool, (6)	3.500%	2/01/44	Aaa	2,411,698
136		Fannie Mae REMIC Pass-Through Certificates	6.267%	2/25/42	Aaa	160,110
645		Fannie Mae REMIC Pass-Through Certificates	4.132%	12/25/42	AAA	220,774
764		Fannie Mae REMIC Pass-Through Certificates	5.445%	7/25/44	Aaa	94,890
2,975		Fannie Mae TBA Mortgage Pool, (MDR), (WI/DD)	4.500%	TBA	N/R	3,237,010
4,605		Fannie Mae TBA Mortgage Pool, (MDR), (WI/DD)	4.000%	TBA	N/R	4,921,615
2,000		Fannie Mae TBA Mortgage Pool, (MDR), (WI/DD)	3.500%	TBA	N/R	2,097,461
2,500		Fannie Mae TBA Mortgage Pool, (MDR), (WI/DD)	3.000%	TBA	N/R	2,565,381
4,058		Federal Home Loan Mortgage Corporation, Mortgage Pool, (6)	3.000%	4/01/43	Aaa	4,163,292
41		First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2005-FA5	5.500%	8/25/35	C	1,480
2,916		Freddie Mac Gold Mortgage Pool, (6)	3.000%	1/01/29	Aaa	3,052,504
38		Freddie Mac Mortgage Pool, Various, (6)	6.500%	11/01/28	Aaa	44,333
2,014		Freddie Mac Mortgage Pool, (6)	3.500%	1/01/44	Aaa	2,110,213
1,956		Freddie Mac Mortgage Pool, (6)	3.500%	2/01/44	Aaa	2,049,764
251		Freddie Mac Mortgage Trust 2013-KF02, 144A	3.439%	12/25/45	AAA	248,473
255		Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2012-K706, 144A	4.167%	11/25/44	AA+	261,821
500		Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2012-K706, 144A	4.167%	11/25/44	AA+	507,316
282		Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2012-K708, 144A	3.883%	2/25/45	Aaa	289,798
500		Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2012-K708, 144A	3.883%	2/25/45	Aaa	497,375
750		Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.484%	5/25/45	Aaa	756,779
750		Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2012-K709, 144A	3.872%	4/25/45	Aaa	764,695
250		Freddie Mac Multifamily Mortgage Trust, Series 2011-K704, 144A	4.690%	10/25/30	AA+	258,818
500		GMAT Trust Mortgage Pool 2013-1A, 144A	5.000%	11/25/43	N/R	468,779
1,000		Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass -Through Certificates, Series 2014-GSFL, 144A	2.685%	7/15/31	A–	978,796
126		Goldman Sachs Mortgage Securities Corporation, GSMPS Mortgage Pass-Through Certificates, Series 2001-2, 144A	7.500%	6/19/32	B	128,297
850		Goldman Sachs Mortgage Securities Corporation, GSMPS Mortgage Pass-Through Certificates, Series 2003-3, 144A	7.000%	6/25/43	BBB	895,606
1,307		Goldman Sachs Mortgage Securities Corporation, GSMPS Mortgage Pass-Through Certificates, Series 2006-RP2 B1	6.029%	4/25/36	CC	179,578
622		Goldman Sachs Mortgage Securities Corporation, GSMPS Mortgage Pass-Through Certificates, Series 2006-RP2 B2	6.029%	4/25/36	C	28,047
1,082		Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-1 B2, (3)	6.630%	3/25/43	C	11
96		Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-10 1A1	2.707%	10/25/33	BBB+	95,519

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$457	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP2 1A2, 144A	7.500%	3/25/35	B1	$495,862
461	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP3 1A2, 144A	7.500%	9/25/35	B1	501,969
500	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2015-GC32	3.345%	7/10/48	BBB–	358,885
75	Government National Mortgage Association Pool, (6)	2.000%	12/20/22	Aaa	77,227
331	Government National Mortgage Association Pool, (6)	5.500%	8/15/33	Aaa	382,899
220	Government National Mortgage Association Pool, (6)	6.000%	7/15/34	Aaa	258,346
1,210	Green Tree Agency Advance Funding Trust, Manufactured Housing Contract Pass-Through Certificates, Series 2015-T2, 144A	4.669%	10/15/48	BBB	1,211,041
344	Impac Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2000-3	8.000%	10/25/30	CCC	210,193
773	IndyMac INDX Mortgage Loan Trust, Series 2006-AR13 A3	4.419%	7/25/36	Caa1	633,709
141	IndyMac MBS Inc., Residential Asset Securitization Trust, Mortgage Pass-Through Certificates, Series 2004-A2	4.000%	5/25/34	A+	140,394
425	JP Morgan Alternative Loan Trust 2006-S1, Mortgage Pass-Through Certificates	6.500%	3/25/36	D	346,880
750	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-C4 C, 144A	5.523%	7/15/46	A	788,617
270	Lavender Trust, Mortgage Pass-Through Certificates, Series 2010-R10A, 144A	6.250%	9/26/36	N/R	270,739
138	Lehman ABS Manufactured Housing Contract Asset Backed Certificates, Series 2001B	4.350%	4/15/40	AA	140,362
38	Lehman Mortgage Trust, Mortgage Pass-Through Certificates, Series 2008-6	5.187%	7/25/47	BB+	37,615
485	Master RePerforming Loan Trust 2005-1, 144A	7.500%	8/25/34	B1	495,213
409	Master Resecuritization Trust 2009-1, 144A	6.000%	10/25/36	A	423,528
447	Merrill Lynch Alternative Note Asset, 2007-F1 2A7	6.000%	3/25/37	Caa3	320,512
1,457	Mid-State Capital Corporation Trust Notes, Series 2004-1 A	6.005%	8/15/37	AA+	1,551,663
1,163	Mid-State Capital Corporation Trust Notes, Series 2005-1	5.745%	1/15/40	AA	1,246,715
100	Mid-State Trust 2004-A	8.900%	8/15/37	BBB	110,039
258	Mid-State Trust 2010-1, 144A	7.000%	12/15/45	A	279,814
1,056	Mid-State Trust 2010-1, 144A	5.250%	12/15/45	AA	1,100,959
312	Mid-State Trust VI	7.790%	7/01/35	Baa1	329,160
347	Mid-State Trust XI	5.598%	7/15/38	A+	363,526
150	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, 144A	4.384%	4/15/48	BBB–	115,557
500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28	4.749%	1/15/49	A3	474,336
250	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C1 C, 144A	5.601%	9/15/47	AA	269,823
170	Morgan Stanley Mortgage Loan Trust, Pass-Through Certificates, 2006-2	5.750%	2/25/36	Caa2	159,823
500	Morgan Stanley Re REMIC Trust Series 2009-GG10, 144A	5.794%	8/12/45	A	510,942
363	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates Series 2004-1	7.000%	1/25/34	BBB–	369,484
510	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates, 2004-5 6A1	7.000%	6/25/34	A+	533,637
109	Mortgage Asset Securitization Transaction Inc., Mortgage Pass-Through Certificates, Series 2003-5	5.000%	6/25/18	AA	111,389
497	Mortgage Asset Securitization Transactions Inc., Mortgage Pass-Through Certificates, Series 2003-11	5.250%	12/25/33	A	513,894
500	New Residential Advance Receivable Trust, Series 2015-T2, 144A	4.679%	8/17/48	BBB	500,313
265	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2014-2A, 144A	3.750%	5/25/54	AAA	273,091
67	Oakwood Mortgage Investors Inc., Series 1999-A	6.090%	4/15/29	A	68,362
500	OMART Receivables Trust, Series 2015-T3, 144A	4.687%	11/15/47	BBB	501,078
221	Origen Manufactured Housing Contract Trust Collateralized Notes Series 2005A	5.410%	6/15/36	AAA	227,226
335	Origen Manufactured Housing Contract Trust Collateralized Notes Series 2005B	5.990%	1/15/37	A+	344,490
426	Renaissance Home Equity Loan Trust Asset Backed Certificates, Series 2005-4 A6	5.749%	2/25/36	Caa1	392,877
452	Residential Asset Mortgage Products Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2003-SL1 M2, (3)	7.355%	4/25/31	D	5

Nuveen Investments	7

JMM	Nuveen Multi-Market Income Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$832	Residential Asset Securities Corporation , Home Equity Mortgage Asset Backed Pass-Through Certificates, Series 2004-KS1	5.221%	2/25/34	BB+	$860,179
160	Residential Funding Mortgage Securities II, Inc., Home Loan Backed Notes Trust 2003-HI4	6.030%	2/25/29	A+	166,880
337	Residential Funding Mortgage Trust I, 2007-S9	6.000%	10/25/37	D	282,461
277	Salomon Brothers Commercial Mortgage Trust Pass-Through VII Certificates, Series 2003-1 A2, 144A	6.000%	9/25/33	BB	273,136
500	Springleaf Mortgage Loan Trust 2013-2A, 144A	3.520%	12/25/65	AA	502,029
801	Springleaf Mortgage Loan Trust, Series 2013-3A, 144A	5.000%	9/25/57	BBB	800,818
500	SPS Servicer Advance Receivables Trust, Series 2015-T3, 144A	4.430%	7/15/47	BBB	500,762
500	V Mortgage LLC, Pass Through Certificate , Series 2014-NPL1, 144A	4.750%	4/27/54	N/R	490,678
98	Vanderbilt Acquisition Loan Trust, Series 2002-1	6.570%	5/07/27	AAA	99,901
496	Vericrest Opportunity Loan Transferee, Series 2014-NPL7, 144A	4.750%	8/27/57	N/R	485,793
499	Vericrest Opportunity Loan Transferee, Series 2015-NLP4, 144A	4.250%	2/25/55	N/R	477,200
500	Vericrest Opportunity Loan Transferee, Series 2015-NP13, 144A	4.875%	10/25/45	N/R	486,153
500	Vericrest Opportunity Loan Transferee, Series 2015-NP14, 144A	4.875%	11/27/45	N/R	481,149
167	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C30	5.246%	12/15/43	AAA	168,975
323	Walter Investment Management Company Capital Trust, Series 2012-AA, 144A	4.549%	10/16/50	A	324,726
63	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-MS1	5.250%	2/25/18	AA+	63,549
646	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-MS4	5.500%	2/25/33	AA+	649,579
243	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-S8	5.000%	9/25/18	AA+	245,199
52	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2004-RA3	6.337%	8/25/38	AA	54,814
500	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C26, 144A	3.586%	2/15/48	BBB–	352,539
750	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3, 144A	5.335%	3/15/44	A2	789,561
750	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-C15, 144A	4.629%	8/15/46	BBB–	661,796
250	WF-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C2, 144A	5.392%	2/15/44	A1	263,741
$84,003	Total Asset-Backed and Mortgage-Backed Securities (cost $80,503,459)				78,508,350

Shares	Description (1), (8)				Value

	INVESTMENT COMPANIES – 0.6% (0.5% of Total Investments)

32,000	Blackrock Credit Allocation Income Trust IV				$400,640
7,036	Pioneer Floating Rate Trust				78,733
	Total Investment Companies (cost $487,356)				479,373

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 0.2% (0.1% of Total Investments)

	Uruguay – 0.2%
$123	Republic of Uruguay	8.000%	11/18/22	BBB	$152,839
$123	Total Sovereign Debt (cost $125,900)				152,839
	Total Long-Term Investments (cost $108,824,450)				105,416,626

8	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.4% (0.3% of Total Investments)

	REPURCHASE AGREEMENTS – 0.4% (0.3% of Total Investments)

$302	Repurchase Agreement with State Street Bank, dated 3/31/16, repurchase price $302,257, collateralized by $310,000 U.S. Treasury Notes, 1.000%, due 5/15/18, value $312,499	0.010%	4/01/16	$302,257
	Total Short-Term Investments (cost $302,257)			302,257
	Total Investments (cost $109,126,707) – 140.6%			105,718,883
	Reverse Repurchase Agreements – (24.0)%			(18,046,000)
	Other Assets Less Liabilities – (16.6)% (9)			(12,477,457)
	Net Assets – 100%			$75,195,426

Investments in Derivatives as of March 31, 2016

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/(Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note	Short	(3)	6/16	$(656,250)	$(241)	$522
U.S. Treasury 5-Year Note	Short	(73)	6/16	(8,844,977)	(16,152)	(207)
U.S. Treasury 10-Year Note	Short	(50)	6/16	(6,519,531)	(18,876)	28,007
				$(16,020,758)	$(35,269)	$28,322

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Convertible Preferred Securities	$227,600	$—	$—		$227,600
$25 Par (or similar) Retail Preferred	359,826	—	—		359,826
Corporate Bonds	—	25,180,967	—	**	25,180,967
$1,000 Par (or similar) Institutional Preferred	—	507,671	—		507,671
Asset-Backed and Mortgage-Backed Securities	—	78,508,350	—		78,508,350
Investment Companies	479,373	—	—		479,373
Sovereign Debt	—	152,839	—		152,839

Nuveen Investments	9

JMM	Nuveen Multi-Market Income Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

	Level 1	Level 2	Level 3		Total
Short-Term Investments:
Repurchase Agreements	$—	$302,257	$—		$302,257

Investments in Derivatives:
Futures Contracts*	28,322	—	—		28,322
Total	$1,095,121	$104,652,084	$—	**	$105,747,205
*	Represents net unrealized appreciation (depreciation).
**	Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost of investments (excluding investments in derivatives) was $109,149,114.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$2,799,477
Depreciation	(6,229,708)
Net unrealized appreciation (depreciation) of investments	$(3,430,231)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements.

(7)	Principal Amount (000) rounds to less than $1,000.

(8)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

MDR	Denotes investment is subject to dollar roll transactions.

REIT	Real Estate Investment Trust

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

10	Nuveen Investments

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Multi-Market Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 27, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 27, 2016